UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-6001
                                                      --------

                      Oppenheimer Global Opportunities Fund
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 06/30/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                     SHARES           VALUE
                                                  ------------   --------------
COMMON STOCKS--95.9%
CONSUMER DISCRETIONARY--8.5%
AUTOMOBILES--1.0%
Ford Motor Co.(1)                                    7,000,000   $   33,670,000
DISTRIBUTORS--0.7%
Inchcape plc                                         3,500,000       22,154,669
HOUSEHOLD DURABLES--1.1%
iRobot Corp.(1,2)                                    2,500,000       34,350,000
MEDIA--1.0%
Interpublic Group of Cos., Inc. (The)(1)             3,000,000       25,800,000
Toei Animation Co. Ltd.                                400,000        7,722,371
                                                                 --------------
                                                                     33,522,371

SPECIALTY RETAIL--4.0%
AutoNation, Inc.(1)                                  1,200,000       12,024,000
Fast Retailing Co. Ltd.                                599,920       56,836,608
Hennes & Mauritz AB, Cl. B                           1,100,000       59,372,088
                                                                 --------------
                                                                    128,232,696

TEXTILES, APPAREL & LUXURY GOODS--0.7%
Swatch Group AG (The), Cl. B                            90,000       22,300,989
CONSUMER STAPLES--1.0%
FOOD & STAPLES RETAILING--0.5%
Rite Aid Corp.(1)                                   11,455,600       18,214,404
FOOD PRODUCTS--0.5%
Thorntons plc(2)                                     6,300,000       15,058,261
ENERGY--0.9%
OIL, GAS & CONSUMABLE FUELS--0.9%
Etablissements Maurel et Prom                          300,000        7,055,930
Verenium Corp.(1,2)                                 10,812,028       20,867,214
                                                                 --------------
                                                                     27,923,144

FINANCIALS--1.5%
DIVERSIFIED FINANCIAL SERVICES--1.5%
CIT Group, Inc.                                      7,350,100       50,054,181
HEALTH CARE--18.7%
BIOTECHNOLOGY--12.1%
Alnylam Pharmaceuticals, Inc.(1)                     1,399,900       37,419,327
Arena Pharmaceuticals, Inc.(1,2)                     5,000,000       25,950,000
Cepheid, Inc.(1,2)                                   3,500,000       98,420,000
Enzon Pharmaceuticals, Inc.(1,2)                     3,000,000       21,360,000
Isis Pharmaceuticals, Inc.(1)                        3,000,000       40,890,000
NicOx SA(1,2)                                        5,828,150       82,849,555
Novavax, Inc.(1,2)                                   6,009,883       14,964,609
Rigel Pharmaceuticals, Inc.(1,2)                     2,491,811       56,464,437
Telik, Inc.(1,2)                                     9,600,000       11,616,000
Vermillion, Inc.(1,2)                                  182,202          409,955
Vermillion, Inc.(1,2)                                  434,350          977,288
                                                                 --------------
                                                                    391,321,171


                    1 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                     SHARES           VALUE
                                                  ------------   --------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.1%
Carl Zeiss Meditec AG                                2,100,000   $   32,600,686
Intuitive Surgical, Inc.(1)                            200,000       53,880,000
Sysmex Corp.                                           400,000       15,746,104
                                                                 --------------
                                                                    102,226,790

LIFE SCIENCES TOOLS & SERVICES--3.5%
Luminex Corp.(1)                                     1,200,000       24,660,000
Nektar Therapeutics(1,2)                            16,600,000       55,610,000
Tecan Group AG                                         500,000       33,197,318
                                                                 --------------
                                                                    113,467,318

INDUSTRIALS--27.6%
AEROSPACE & DEFENSE--5.6%
Bombardier, Inc., Cl. B(1)                          12,000,000       87,202,118
European Aeronautic Defense & Space Co.              5,000,000       93,843,908
                                                                 --------------
                                                                    181,046,026

ELECTRICAL EQUIPMENT--14.8%
ABB Ltd.(1)                                          3,000,000       84,668,672
Alstom(3)                                              200,000       45,855,239
American Superconductor Corp.(1)                     1,300,000       46,605,000
Baldor Electric Co.                                  1,600,000       55,968,000
Carbone-Lorraine SA                                    200,000       10,958,537
II-VI, Inc.(1)                                         500,000       17,460,000
Mitsubishi Electric Corp.                            3,000,000       32,349,202
Polypore International, Inc.(1)                        976,950       24,746,144
Rockwell Automation, Inc.                              500,000       21,865,000
Saft Groupe SA(2)                                    1,690,180       73,423,645
Schneider Electric SA                                  423,529       45,751,054
Shanghai Electric Group Co. Ltd.                    40,000,000       19,476,487
                                                                 --------------
                                                                    479,126,980

INDUSTRIAL CONGLOMERATES--2.7%
Siemens AG                                             800,000       88,320,685
MACHINERY--2.4%
Fanuc Ltd.                                             300,000       29,297,923
KUKA AG(2)                                           1,361,000       44,228,107
Mitsui Engineering & Shipbuilding Co. Ltd.           2,000,000        6,328,577
                                                                 --------------
                                                                     79,854,607

ROAD & RAIL--1.9%
YRC Worldwide, Inc.(1,2)                             4,062,000       60,401,940
TRANSPORTATION INFRASTRUCTURE--0.2%
Ansaldo STS SpA                                        400,000        6,030,167
INFORMATION TECHNOLOGY--32.5%
COMMUNICATIONS EQUIPMENT--4.6%
Cisco Systems, Inc.(1)                               2,000,000       46,520,000
Finisar Corp.(1)                                    13,000,000       15,470,000
JDS Uniphase Corp.(1)                                6,000,000       68,160,000


                   2 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                     SHARES           VALUE
                                                  ------------   --------------
COMMUNICATIONS EQUIPMENT CONTINUED
Telefonaktiebolaget LM Ericsson, B Shares            2,000,000   $   20,638,613
                                                                 --------------
                                                                    150,788,613

COMPUTERS & PERIPHERALS--1.9%
Gemalto NV(1)                                          954,898       34,596,207
Lenovo Group Ltd.                                   40,000,000       26,912,442
                                                                 --------------
                                                                     61,508,649

ELECTRONIC EQUIPMENT & INSTRUMENTS--4.8%
Cognex Corp.                                         1,600,000       36,880,000
Electrocomponents plc                               17,000,000       49,559,546
Hirose Electric Co.                                    200,000       20,078,165
Keyence Corp.                                          200,000       47,633,847
                                                                 --------------
                                                                    154,151,558

INTERNET SOFTWARE & SERVICES--0.0%
Blinkx plc(1)                                        4,503,519        1,471,670
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--17.3%
Advanced Micro Devices, Inc.(1,2,4)                 44,000,000      256,520,000
Applied Materials, Inc.                              5,000,000       95,450,000
Cree, Inc.(1)                                        4,302,400       98,137,744
FEI Co.(1)                                           1,500,000       34,170,000
Rambus, Inc.(1)                                      4,000,000       76,280,000
                                                                 --------------
                                                                    560,557,744

SOFTWARE--3.9%
Autonomy Corp. plc(1)                                6,000,000      107,915,590
Misys plc                                            2,000,000        5,935,664
Symyx Technologies, Inc.(1,2)                        2,000,000       13,960,000
                                                                 --------------
                                                                    127,811,254

MATERIALS--4.4%
CHEMICALS--4.0%
Kuraray Co. Ltd.                                     4,000,000       47,690,352
Novozymes AS, B Shares                                 800,000       71,844,073
Toray Industries, Inc.                               2,000,000       10,717,145
                                                                 --------------
                                                                    130,251,570

METALS & MINING--0.4%
Stillwater Mining Co.(1)                             1,000,000       11,830,000
TELECOMMUNICATION SERVICES--0.8%
WIRELESS TELECOMMUNICATION SERVICES--0.8%
Clearwire Corp., Cl. A(1)                            2,000,000       25,920,000
                                                                 --------------
Total Common Stocks (Cost $3,714,170,860)                         3,111,567,457

                                                      UNITS
                                                  ------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Vermillion, Inc. Wts., Exp. 8/29/12(1,2)
(Cost $0)                                            3,474,800          745,883

                                                    PRINCIPAL
                                                     AMOUNT
                                                  ------------
CONVERTIBLE CORPORATE BONDS AND NOTES--0.1%
Verenium Corp., 5.50% Cv. Sr. Unsec. Nts.,
4/1/27(2) (Cost $7,247,035)                       $  9,037,000        3,208,135


                    3 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                     SHARES           VALUE
                                                  ------------   --------------
INVESTMENT COMPANY--5.2%
Oppenheimer Institutional Money Market Fund,
Cl. E, 2.69% (2,5) (Cost $167,835,054)             167,835,054   $  167,835,054

Total Investments, at Value (excluding                            3,283,356,529
Investments Purchased with Cash Collateral
from Securities Loaned)
(Cost $3,889,252,949)

                                                    PRINCIPAL
                                                     AMOUNT
                                                  ------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED--1.0%(6)
Repurchase agreement (Principal Amount/Value
   $33,631,050 with a maturity value of
   $33,633,572) with Barclays Capital, 2.70%,
   dated 6/30/08, to be repurchased at
   $33,633,572 on 7/1/08, collateralized by U.S.
   Agency Mortgages, 2.90%-6%, 4/25/23-5/15/38,
   with a value of $34,303,671
   (Cost $33,631,050)                              $33,631,050       33,631,050

TOTAL INVESTMENTS, AT VALUE (COST                                 3,316,987,579
$3,922,883,999)                                          102.2%
LIABILITIES IN EXCESS OF OTHER ASSETS                     (2.2)     (71,127,066)
                                                  -----------    --------------
NET ASSETS                                               100.0%  $3,245,860,513
                                                  ============   ==============

Footnotes to Statement of Investments

1.   Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                 SHARES/                                              SHARES/
                                             PRINCIPAL/UNITS         GROSS           GROSS        PRINCIPAL/UNITS
                                           SEPTEMBER 30, 2007      ADDITIONS       REDUCTIONS      JUNE 30, 2008
                                           ------------------   --------------   --------------   ---------------
Advanced Micro Devices, Inc.                       28,000,000       16,000,000               --       44,000,000
Arena Pharmaceuticals, Inc.                         2,891,800        2,108,200               --        5,000,000
Cepheid, Inc.                                       4,900,000               --        1,400,000        3,500,000
Cree, Inca                                          5,002,500               --          700,100        4,302,400
Enzon Pharmaceuticals, Inc.                               --         3,000,000               --        3,000,000
iRobot Corp.                                          500,000        2,000,000               --        2,500,000
Kosan Biosciences, Inc.                             4,008,088               --        4,008,088(b)            --
KUKA AG                                             1,361,000               --               --        1,361,000
Nektar Therapeutics                                12,000,000        4,600,000               --       16,600,000
NicOx SA                                            6,296,527               --          468,377        5,828,150
Novavax, Inc.                                       6,009,883               --               --        6,009,883
Oppenheimer Institutional Money Market
   Fund, Cl. E                                    167,295,042    1,199,459,521    1,198,919,509      167,835,054
Rigel Pharmaceuticals, Inc.                         2,499,900          500,100          508,189        2,491,811
Saft Groupe SA                                         98,700        1,591,480               --        1,690,180
Symyx Technologies, Inc.                            1,500,000          500,000               --        2,000,000
Telik, Inc.                                         9,600,000               --               --        9,600,000
Thorntons plc                                       6,300,000               --               --        6,300,000
Verenium Corp.                                      7,819,037        2,992,991               --       10,812,028
Verenium Corp., 5.50% CV. Sr. Unsec.
   Nts., 4/1/27                                   $       --    $    9,037,000   $           --     $  9,037,000
Vermillion, Inc.                                          --           182,202(b)            --          182,202
Vermillion, Inc.                                          --           434,350(b)            --          434,350
Vermillion, Inc. Inc. Wts., Exp. 8/29/12                  --         3,474,800               --        3,474,800
YRC Worldwide, Inc.                                 2,000,000        2,662,000          600,000        4,062,000


                    4 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                             DIVIDEND/
                                                              INTEREST      REALIZED
                                                VALUE         INCOME       GAIN (LOSS)
                                           --------------   -----------   ------------
Advanced Micro Devices, Inc.               $  256,520,000   $        --   $         --
Arena Pharmaceuticals, Inc.                    25,950,000            --             --
Cepheid, Inc.                                  98,420,000            --     20,848,746
Cree, Inc. a                                           --(c)         --     (4,583,313)
Enzon Pharmaceuticals, Inc.                    21,360,000            --             --
iRobot Corp.                                   34,350,000            --             --
Kosan Biosciences, Inc.                                --            --      1,016,120
KUKA AG                                        44,228,107     1,804,167             --
Nektar Therapeutics                            55,610,000            --             --
NicOx SA                                       82,849,555            --       (665,567)
Novavax, Inc.                                  14,964,609            --             --
Oppenheimer Institutional Money Market
   Fund, Cl. E                                167,835,054     3,467,921             --
Rigel Pharmaceuticals, Inc.                    56,464,437            --      5,470,619
Saft Groupe SA                                 73,423,645            --             --
Symyx Technologies, Inc.                       13,960,000            --             --
Telik, Inc.                                    11,616,000            --             --
Thorntons plc                                  15,058,261       881,929             --
Verenium Corp.                                 20,867,214            --             --
Verenium Corp., 5.50% CV. Sr. Unsec.
   Nts., 4/1/27                                 3,208,135       199,516             --
Vermillion, Inc.                                  409,955            --             --
Vermillion, Inc.                                  977,288            --             --
Vermillion, Inc. Inc. Wts., Exp. 8/29/12          745,883            --             --
YRC Worldwide, Inc.                            60,401,940            --    (13,199,553)
                                           --------------   -----------   ------------
                                           $1,059,220,083   $ 6,353,533   $  8,887,052
                                           ==============   ===========   ============

a.   No longer an affiliate as of June 30, 2008.

b.   All or a portion is the result of a corporate action.

c. The security is no longer an affiliate, therefore, the value has been excluded from this table.

3.   Partial or fully-loaned security. See accompanying Notes.

4. A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts. See accompanying Notes.

5.   Rate shown is the 7-day yield as of June 30, 2008.

6. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:

                                           CONTRACT AMOUNT         EXPIRATION                    UNREALIZED    UNREALIZED
CONTRACT DESCRIPTION            BUY/SELL        (000S)                DATE         VALUE       APPRECIATION   DEPRECIATION
-----------------------------   --------   ---------------         ----------   ------------   ------------   ------------
British Pound Sterling (GBP)        Sell            98,150   GBP      10/3/08   $194,065,522         $   --    $   771,857
British Pound Sterling (GBP)         Buy             1,957   GBP       7/1/08      3,898,936          8,405             --
Euro (EUR)                          Sell           353,000   EUR      10/3/08    553,052,823             --      7,385,423
                                                                                               ------------   ------------
Total unrealized appreciation                                                                        $8,405    $ 8,157,280
   and depreciation                                                                            ============   ============

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS        VALUE       PERCENT
-------------------   --------------   -------
United States         $1,849,365,365     55.7%
France                   394,334,075     11.9
Japan                    274,400,294      8.3
United Kingdom           202,095,400      6.1
Germany                  165,149,478      5.0
Switzerland              140,166,979      4.2
Canada                    87,202,118      2.6
Sweden                    80,010,701      2.4


                    5 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

Denmark                   71,844,073      2.2
Hong Kong                 26,912,442      0.8
China                     19,476,487      0.6
Italy                      6,030,167      0.2
                      --------------    -----
Total                 $3,316,987,579    100.0%
                      ==============    =====

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.


                    6 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the collateral is required to be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of June 30, 2008, the Fund had on loan securities valued at $32,120,841. Collateral of $33,631,050 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim


                    7 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 3,926,278,962
                                 ================
Gross unrealized appreciation    $   623,152,142

Gross unrealized depreciation     (1,232,443,525)
                                 ----------------
Net unrealized depreciation      $  (609,291,383)
                                 ================


                    8 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Opportunities Fund

By: /s/ John V. Murphy
    ----------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ----------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/07/2008

By: /s/ Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/07/2008